RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Jun. 20, 2023	Apr. 18, 2023	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Loan repaid			$ 281,581
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Total loan proceeds			71,000	644,000
Loan repaid			282,000	0
Outstanding loan balance			537,724	734,095
Suzhou Aixi Health Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale value		$ 253,000
Collected advances from related party			11,700	587,144
Shanghai Shengji Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Sale value	$ 253,000
Collected advances from related party			$ 145,806	$ 56,291